Stockholders' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Changes in Common Shares Outstanding

The following is a summary of the changes in our common shares outstanding during the six months ended June 30, 2012:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares outstanding at January 1, 2012	66,165	357,882	209,882	279,999	504,276	1	3	1,418,208
Restricted stock issuances	403	—	—	—	—	—	—	403
Restricted stock used for tax withholding	(643)	—	—	—	—	—	—	(643)
Restricted stock forfeitures	(1,895)	—	—	—	—	—	—	(1,895)

Shares outstanding at June 30, 2012	64,030	357,882	209,882	279,999	504,276	1	3	1,416,073

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2011 and 2010:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208